INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY	12 Months Ended
Dec. 31, 2025
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

14.INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

Company

Details of the Company’s subsidiaries at 31 December 2025 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
9377-2556 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*
Growler USCo Inc	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2023

**** Holding company

Argo Holdings US Inc. was incorporated on November 22, 2023, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801. The company contributed shares in Argo Innovation Facilities (US) valued at $65m.

Argo Operations US LLC was formed on November 22, 2022, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801.

Argo Innovation Facilities (US) Inc was incorporated on 25 February 2022 with a registered address of 2028 East Ben White Blvd. Austin, TX 78740. This entity held the Helios facility and real property in Dickens County, Texas. On 21 December 2023, Argo Innovation Facilities (US) Inc. was converted to Galaxy Power LLC. Galaxy Power LLC was sold on 28 December 2022 pursuant to an equity purchase agreement. The proceeds received for the sale were $65 million against a book value of $120 million resulting in a loss on sale for the Group of $55 million.

Growler USCo Inc was incorporated in December 2025 as part of the Group’s restructuring and is the entity through which crypto mining assets contributed by Growler Mining Tuscaloosa LLC are held.